7. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loan outstanding balance	$ 65,292	$ 65,292
Interest expense related party	1,959
Officers compensation	447,283	440,896
Accounts payable and accrued expenses - related party	187,756	148,019
Accrued interest- related party	561,245	426,054
Principal stockholder
Accrued salary	1,392,041	1,094,153
Officer
Accrued salary	20,000	1,748
Accrued interest- related party	15,532	$ 12,718
Intern
Accrued salary	$ 421